Deposits - Additional Information (Detail) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Deposit Liabilities [Line Items]
Deposits	$ 800,261,546	$ 911,093,806
Broker
Deposit Liabilities [Line Items]
Deposits	10,200,000	10,200,000
Credit Union
Deposit Liabilities [Line Items]
Deposits	10,700,000	17,500,000
Officers, directors, and associates
Deposit Liabilities [Line Items]
Deposits	$ 3,900,000	$ 4,600,000